Average Annual Total Returns - FidelityMagellanFund-KPRO - FidelityMagellanFund-KPRO - Fidelity Magellan Fund	May 30, 2024
Fidelity Magellan Fund - Class K | Return Before Taxes
Average Annual Return:
Past 1 year	31.05%
Past 5 years	15.41%
Past 10 years	11.86%
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%